DERIVATIVE INSTRUMENTS (Schedule of the Fair Value Open Foreign Exchange Contracts) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of foreign exchange hedge transactions	$ 537	$ 12
Fair value of foreign exchange hedge transactions	(55)	(838)
Total derivatives designated as hedging instruments	$ 482	$ (1,214)